Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 16 – Leases

As of December 31, 2022, the Company has capital lease commitments for revenue equipment summarized for the following fiscal years:

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2023	$865,348	$757,088
2024	774,057	670,952
2025	473,265	410,226
Thereafter	89,368	77,464
Total	2,202,038	1,915,730
Less: amount representing interest	(286,308)
Present value of minimum lease payments	$1,915,730	$1,915,730
Less: current maturities		(757,088)
Capital lease obligations, long-term		$1,158,642

The Company leases certain of its revenue equipment under capital lease agreements. The terms of the capital leases expire at various dates through December 2026. The Company has option to purchase the revenue equipment for a nominal amount at the end of the lease term.

As of December 31, 2021, the Company has capital lease commitments for revenue equipment summarized for the following fiscal years:

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2022	$2,641,587	$2,267,248
2023	136,063	121,407
2024	91,323	79,305
Thereafter	-	-
Total	2,868,973	2,467,960
Less: amount representing interest	(401,013)	-
Present value of minimum lease payments	$2,467,960	$2,467,960
Less: current maturities		(2,267,248)
Capital lease obligations, long-term		$200,712

The lease term of the Company’s capital lease obligations ranged from two to four years. Interest rates underlying the capital lease obligations ranged from 5.0% to 6.0%, 4% to 11.8% per annum and 3.4% to 17.0% per annum for the years ended December 31, 2022, 2021 and 2020, respectively. Interest expenses incurred from capital lease were $223,904, $8,411 and $41,110 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s capital lease obligations are secured by the lessor’s title to the leased assets.

The total future minimum lease payments under the non-cancellable operating lease with respect to the offices December 31, 2022 are payable as follows:

12 months ending December 31,
2023	298,924
2024	-
Future minimum operating lease payments	$298,924

The total future minimum lease payments under the non-cancellable operating lease with respect to the office December 31, 2021 are payable as follows:

12 months ending December 31,
2022	112,387
2023	99,899
Future minimum operating lease payments	$212,286

Rental expense of the Company for the years ended December 31, 2022, 2021 and 2020 were $306,396, $111,024 and $103,733, respectively.